Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q3PH

Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Focused Growth Fund 6
Franklin Growth Fund 8
Franklin Income Fund 14
Franklin U.S. Government Securities Fund 34
Franklin Utilities Fund 36
Notes to Schedules of Investments 38

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin DynaTech Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.1%
Aerospace & Defense 0.6%
a
Axon Enterprise, Inc. ................................... United States 500,000 $ 46,585,000
HEICO Corp. ........................................ United States 475,000 62,282,000
108,867,000
Automobiles 3.0%
a
Tesla, Inc. ........................................... United States 800,000 538,736,000
Biotechnology 0.7%
a
Argenx SE .......................................... Netherlands 250,000 94,233,851
a
Halozyme Therapeutics, Inc. ............................. United States 650,000 28,600,000
122,833,851
Capital Markets 2.5%
CME Group, Inc. ...................................... United States 200,000 40,940,000
FactSet Research Systems, Inc. .......................... United States 100,000 38,457,000
Moody's Corp. ........................................ United States 100,000 27,197,000
MSCI, Inc. ........................................... United States 400,000 164,860,000
Tradeweb Markets, Inc., A ............................... United States 2,500,000 170,625,000
442,079,000
Chemicals 1.5%
Corteva, Inc. ......................................... United States 2,200,000 119,108,000
FMC Corp. .......................................... United States 500,000 53,505,000
Linde plc ............................................ United Kingdom 350,000 100,690,315
273,303,315
Construction & Engineering 0.6%
Quanta Services, Inc. .................................. United States 825,000 103,405,500
Electric Utilities 1.5%
NextEra Energy, Inc. ................................... United States 3,500,000 271,110,000
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., A .................................... United States 500,000 32,190,000
Keyence Corp. ....................................... Japan 200,000 68,575,010
a
Keysight Technologies, Inc. .............................. United States 300,000 41,355,000
142,120,010
Energy Equipment & Services 0.9%
Baker Hughes Co. ..................................... United States 3,500,000 101,045,000
Schlumberger NV ..................................... United States 1,550,000 55,428,000
156,473,000
Entertainment 0.3%
a
Sea Ltd., ADR ........................................ Singapore 800,000 53,488,000
Equity Real Estate Investment Trusts (REITs) 1.1%
Crown Castle International Corp. .......................... United States 200,000 33,676,000
SBA Communications Corp. ............................. United States 500,000 160,025,000
193,701,000
Health Care Equipment & Supplies 6.3%
Abbott Laboratories .................................... United States 1,650,000 179,272,500
a
Dexcom, Inc. ......................................... United States 250,000 18,632,500
a
Edwards Lifesciences Corp. ............................. United States 1,000,000 95,090,000
a
IDEXX Laboratories, Inc. ................................ United States 725,000 254,279,250
a
Insulet Corp. ......................................... United States 325,000 70,830,500
a
Intuitive Surgical, Inc. .................................. United States 950,000 190,674,500
STERIS plc .......................................... United States 1,000,000 206,150,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................................ United States 500,000 $ 99,465,000
1,114,394,250
Health Care Providers & Services 1.4%
UnitedHealth Group, Inc. ................................ United States 500,000 256,815,000
Health Care Technology 1.5%
a
Inspire Medical Systems, Inc. ............................ United States 800,000 146,136,000
a
Veeva Systems, Inc., A ................................. United States 600,000 118,824,000
264,960,000
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc., A ........................................ United States 1,000,000 89,080,000
a
Booking Holdings, Inc. ................................. United States 30,000 52,469,700
141,549,700
Interactive Media & Services 5.5%
a
Alphabet, Inc., A ...................................... United States 300,000 653,778,000
a
Alphabet, Inc., C ...................................... United States 100,000 218,745,000
a
ZoomInfo Technologies, Inc., A ........................... United States 3,000,000 99,720,000
972,243,000
Internet & Direct Marketing Retail 6.6%
a
Amazon.com, Inc. ..................................... United States 10,000,000 1,062,100,000
a
MercadoLibre, Inc. .................................... Brazil 190,000 121,005,300
1,183,105,300
IT Services 7.7%
Accenture plc, A ...................................... United States 85,000 23,600,250
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 288,612,702
a
Endava plc, ADR ...................................... United Kingdom 176,492 15,578,949
a
Globant SA .......................................... United States 250,000 43,500,000
Mastercard, Inc., A .................................... United States 1,700,000 536,316,000
a
MongoDB, Inc. ....................................... United States 700,000 181,650,000
a
Shopify, Inc., A ....................................... Canada 2,500,000 78,115,289
Visa, Inc., A .......................................... United States 1,000,000 196,890,000
1,364,263,190
Life Sciences Tools & Services 8.3%
a
Bio-Rad Laboratories, Inc., A ............................. United States 200,000 99,000,000
Bio-Techne Corp. ..................................... United States 100,000 34,664,000
Bruker Corp. ......................................... United States 150,000 9,414,000
Danaher Corp. ....................................... United States 2,000,000 507,040,000
a
Evotec SE ........................................... Germany 550,000 13,330,710
Lonza Group AG ...................................... Switzerland 200,000 106,844,278
a
Repligen Corp. ....................................... United States 1,000,000 162,400,000
Thermo Fisher Scientific, Inc. ............................ United States 1,000,000 543,280,000
1,475,972,988
Machinery 0.4%
a
Chart Industries, Inc. ................................... United States 450,000 75,321,000
Pharmaceuticals 2.2%
AstraZeneca plc, ADR .................................. United Kingdom 2,200,000 145,354,000
a
Catalent, Inc. ........................................ United States 2,000,000 214,580,000
a
Jazz Pharmaceuticals plc ............................... United States 150,000 23,401,500
383,335,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.1%
a
CoStar Group, Inc. .................................... United States 250,000 $ 15,102,500
Semiconductors & Semiconductor Equipment 12.9%
a
Advanced Micro Devices, Inc. ............................ United States 1,000,000 76,470,000
Analog Devices, Inc. ................................... United States 1,750,000 255,657,500
ASM International NV .................................. Netherlands 200,000 49,759,068
ASML Holding NV, NYRS ............................... Netherlands 750,000 356,910,000
a
Enphase Energy, Inc. .................................. United States 200,000 39,048,000
Entegris, Inc. ......................................... United States 1,000,000 92,130,000
Intel Corp. ........................................... United States 750,000 28,057,500
KLA Corp. ........................................... United States 500,000 159,540,000
Lam Research Corp. ................................... United States 500,000 213,075,000
Marvell Technology, Inc. ................................ United States 500,000 21,765,000
Monolithic Power Systems, Inc. ........................... United States 500,000 192,020,000
NVIDIA Corp. ........................................ United States 4,000,000 606,360,000
a
SiTime Corp. ......................................... United States 500,000 81,515,000
a
SolarEdge Technologies, Inc. ............................ United States 50,000 13,684,000
Teradyne, Inc. ........................................ United States 1,150,000 102,982,500
2,288,973,568
Software 26.9%
a
Adobe, Inc. .......................................... United States 400,000 146,424,000
a
ANSYS, Inc. ......................................... United States 600,000 143,574,000
a
Aspen Technology, Inc. ................................. United States 250,000 45,920,000
a
Atlassian Corp. plc, A .................................. United States 1,000,000 187,400,000
a
Cadence Design Systems, Inc. ........................... United States 2,100,000 315,063,000
Constellation Software, Inc. .............................. Canada 10,000 14,845,168
a
Crowdstrike Holdings, Inc., A ............................. United States 800,000 134,848,000
a
Datadog, Inc., A ...................................... United States 1,500,000 142,860,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 350,000 21,721,000
a
Fortinet, Inc. ......................................... United States 1,500,000 84,870,000
a
Gitlab, Inc., A ........................................ United States 50,000 2,657,000
a
HubSpot, Inc. ........................................ United States 850,000 255,552,500
Intuit, Inc. ........................................... United States 1,025,000 395,076,000
Microsoft Corp. ....................................... United States 4,000,000 1,027,320,000
a
Palo Alto Networks, Inc. ................................ United States 350,000 172,879,000
a
Paycom Software, Inc. ................................. United States 225,000 63,027,000
a
Procore Technologies, Inc. .............................. United States 750,000 34,042,500
Roper Technologies, Inc. ................................ United States 500,000 197,325,000
a
Salesforce, Inc. ....................................... United States 1,400,000 231,056,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 546,848,000
a
Synopsys, Inc. ....................................... United States 1,250,000 379,625,000
a
Tyler Technologies, Inc. ................................. United States 300,000 99,744,000
a
Workday, Inc., A ...................................... United States 1,050,000 146,559,000
4,789,236,168
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc. .......................................... United States 2,300,000 314,456,000
Trading Companies & Distributors 0.2%
Fastenal Co. ......................................... United States 700,000 34,944,000
Total Common Stocks (Cost $12,502,141,956) ...................................
17,080,788,840

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 47 .
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 327,094,378 $ 327,094,378
Total Money Market Funds (Cost $327,094,378) .................................
327,094,378
Principal
Amount
*
a a a
Repurchase Agreements 1.3%
e
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value
$233,849,505)
BNP Paribas Securities Corp. (Maturity Value $127,990,511)
Deutsche Bank Securities, Inc. (Maturity Value $6,664,711)
HSBC Securities (USA), Inc. (Maturity Value $99,194,283)
Collateralized by U.S. Government Agency Securities, 2% - 6%,
12/28/37 - 12/20/51; U.S. Government Agency Strips, 7/15/23; and
U.S. Treasury Notes, 0.25% - 0.75%, 7/31/25 - 3/31/26 (valued at
$238,589,723) ...................................... 233,840,341 233,840,341
Total Repurchase Agreements (Cost $233,840,341) ..............................
233,840,341
Total Short Term Investments (Cost $560,934,719 ) ...............................
560,934,719
a
Total Investments (Cost $13,063,076,675) 99.3% ................................
$17,641,723,559
Other Assets, less Liabilities 0.7% .............................................
133,827,301
Net Assets 100.0% ...........................................................
$17,775,550,860
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was
$288,612,702, representing 1.6% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Focused Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.4%
Aerospace & Defense 0.5%
a
Axon Enterprise, Inc. ................................... United States 4,175 $ 388,985
Automobiles 5.1%
a
Tesla, Inc. ........................................... United States 5,400 3,636,468
Capital Markets 2.0%
MSCI, Inc. ........................................... United States 3,500 1,442,525
Electric Utilities 5.0%
NextEra Energy, Inc. ................................... United States 46,500 3,601,890
Energy Equipment & Services 1.0%
Baker Hughes Co. ..................................... United States 25,400 733,298
Equity Real Estate Investment Trusts (REITs) 2.7%
SBA Communications Corp. ............................. United States 6,000 1,920,300
Food & Staples Retailing 5.3%
Costco Wholesale Corp. ................................ United States 8,000 3,834,240
Health Care Equipment & Supplies 7.0%
Abbott Laboratories .................................... United States 14,200 1,542,830
a
IDEXX Laboratories, Inc. ................................ United States 5,000 1,753,650
a
Intuitive Surgical, Inc. .................................. United States 8,500 1,706,035
5,002,515
Health Care Technology 1.4%
a
Veeva Systems, Inc., A ................................. United States 5,000 990,200
Interactive Media & Services 6.1%
a
Alphabet, Inc., A ...................................... United States 2,000 4,358,520
Internet & Direct Marketing Retail 9.3%
a
Amazon.com, Inc. ..................................... United States 60,000 6,372,600
a
MercadoLibre, Inc. .................................... Brazil 550 350,278
6,722,878
IT Services 6.7%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,000 1,443,064
Mastercard, Inc., A .................................... United States 9,000 2,839,320
a
Shopify, Inc., A ....................................... Canada 17,500 546,807
4,829,191
Life Sciences Tools & Services 5.9%
Danaher Corp. ....................................... United States 13,000 3,295,760
a
Repligen Corp. ....................................... United States 6,000 974,400
4,270,160
Metals & Mining 0.8%
Freeport-McMoRan, Inc. ................................ United States 19,177 561,119
Personal Products 1.6%
Estee Lauder Cos., Inc. (The), A .......................... United States 4,500 1,146,015
Road & Rail 0.6%
Canadian Pacific Railway Ltd. ............................ Canada 6,067 423,719
Semiconductors & Semiconductor Equipment 14.1%
a
Advanced Micro Devices, Inc. ............................ United States 12,500 955,875
Analog Devices, Inc. ................................... United States 14,000 2,045,260
ASML Holding NV, NYRS ............................... Netherlands 5,700 2,712,516
NVIDIA Corp. ........................................ United States 29,000 4,396,110
10,109,761

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Focused Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 47 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 22.3%
a
Atlassian Corp. plc, A .................................. United States 6,000 $ 1,124,400
a
HubSpot, Inc. ........................................ United States 2,000 601,300
Intuit, Inc. ........................................... United States 2,100 809,424
Microsoft Corp. ....................................... United States 33,000 8,475,390
a
Salesforce, Inc. ....................................... United States 7,000 1,155,280
a
ServiceNow, Inc. ...................................... United States 6,300 2,995,776
a
Synopsys, Inc. ....................................... United States 3,000 911,100
16,072,670
Total Common Stocks (Cost $76,445,777) ......................................
70,044,454
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 123,100 123,100
Total Money Market Funds (Cost $123,100) .....................................
123,100
Total Short Term Investments (Cost $123,100 ) ..................................
123,100
a
Total Investments (Cost $76,568,877) 97.6% ....................................
$70,167,554
Other Assets, less Liabilities 2.4% .............................................
1,737,148
Net Assets 100.0% ...........................................................
$71,904,702
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was
$1,443,064, representing 2.0% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 5.4%
BWX Technologies, Inc. ................................ United States 1,391,394 $ 76,651,895
Lockheed Martin Corp. ................................. United States 395,654 170,115,394
Northrop Grumman Corp. ............................... United States 760,508 363,956,314
Raytheon Technologies Corp. ............................ United States 2,440,830 234,588,171
845,311,774
Auto Components 0.3%
a
Aptiv plc ............................................ United States 605,448 53,927,253
Automobiles 0.9%
a
Lucid Group, Inc. ..................................... United States 2,621,705 44,988,458
a
Rivian Automotive, Inc., A ............................... United States 851,137 21,908,266
a
Tesla, Inc. ........................................... United States 114,500 77,106,590
144,003,314
Beverages 3.7%
Brown-Forman Corp., B ................................ United States 1,594,103 111,842,266
Constellation Brands, Inc., A ............................. United States 547,076 127,501,533
a
Monster Beverage Corp. ................................ United States 2,556,145 236,954,642
PepsiCo, Inc. ........................................ United States 637,643 106,269,582
582,568,023
Biotechnology 2.2%
AbbVie, Inc. ......................................... United States 451,255 69,114,216
Amgen, Inc. ......................................... United States 527,905 128,439,286
a
Argenx SE, ADR ...................................... Netherlands 31,400 11,896,832
a
Mirati Therapeutics, Inc. ................................ United States 235,999 15,842,613
a
Neurocrine Biosciences, Inc. ............................. United States 368,462 35,917,676
a
PTC Therapeutics, Inc. ................................. United States 962,564 38,560,314
a
Regeneron Pharmaceuticals, Inc. ......................... United States 74,624 44,112,485
343,883,422
Building Products 1.2%
Allegion plc .......................................... United States 487,391 47,715,579
Trane Technologies plc ................................. United States 1,079,086 140,140,899
187,856,478
Capital Markets 4.0%
BlackRock, Inc. ....................................... United States 128,049 77,986,963
Blackstone, Inc. ...................................... United States 364,400 33,244,212
Charles Schwab Corp. (The) ............................. United States 2,920,069 184,489,959
Intercontinental Exchange, Inc. ........................... United States 1,398,216 131,488,233
S&P Global, Inc. ...................................... United States 362,909 122,322,107
Tradeweb Markets, Inc., A ............................... United States 1,169,031 79,786,366
629,317,840
Chemicals 2.7%
Air Products and Chemicals, Inc. .......................... United States 490,494 117,953,997
Ecolab, Inc. .......................................... United States 611,807 94,071,444
Linde plc ............................................ United Kingdom 712,720 204,928,382
416,953,823
Commercial Services & Supplies 0.5%
Republic Services, Inc. ................................. United States 638,605 83,574,236
Construction Materials 0.6%
Martin Marietta Materials, Inc. ............................ United States 311,440 93,195,306

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 1.0%
NextEra Energy, Inc. ................................... United States 2,013,942 $ 155,999,947
Electrical Equipment 0.6%
AMETEK, Inc. ........................................ United States 686,691 75,460,474
Eaton Corp. plc ....................................... United States 122,600 15,446,374
90,906,848
Electronic Equipment, Instruments & Components 3.2%
Amphenol Corp., A .................................... United States 2,841,284 182,921,864
Cognex Corp. ........................................ United States 409,421 17,408,581
a
Keysight Technologies, Inc. .............................. United States 657,494 90,635,548
TE Connectivity Ltd. ................................... Switzerland 1,833,361 207,444,797
498,410,790
Entertainment 0.5%
a
ROBLOX Corp., A ..................................... United States 1,218,226 40,030,906
a
Walt Disney Co. (The) .................................. United States 413,839 39,066,402
79,097,308
Equity Real Estate Investment Trusts (REITs) 1.1%
Crown Castle International Corp. .......................... United States 985,215 165,890,502
Food & Staples Retailing 0.2%
Costco Wholesale Corp. ................................ United States 55,100 26,408,328
Food Products 0.2%
Lamb Weston Holdings, Inc. ............................. United States 537,899 38,438,263
Health Care Equipment & Supplies 4.4%
Abbott Laboratories .................................... United States 1,249,657 135,775,233
a
Edwards Lifesciences Corp. ............................. United States 1,177,188 111,938,807
a
Haemonetics Corp. .................................... United States 852,887 55,591,175
a
Intuitive Surgical, Inc. .................................. United States 1,047,648 210,273,430
Stryker Corp. ........................................ United States 402,694 80,107,917
Teleflex, Inc. ......................................... United States 411,807 101,242,751
694,929,313
Health Care Providers & Services 1.1%
a
Guardant Health, Inc. .................................. United States 273,430 11,030,166
Laboratory Corp. of America Holdings ...................... United States 381,522 89,413,496
UnitedHealth Group, Inc. ................................ United States 153,210 78,693,253
179,136,915
Health Care Technology 0.4%
a
Certara, Inc. ......................................... United States 248,652 5,336,072
a
Veeva Systems, Inc., A ................................. United States 270,987 53,666,266
59,002,338
Hotels, Restaurants & Leisure 1.0%
a
Airbnb, Inc., A ........................................ United States 357,739 31,867,390
a
Booking Holdings, Inc. ................................. United States 29,049 50,806,410
a
Las Vegas Sands Corp. ................................. United States 2,205,747 74,091,042
156,764,842
Interactive Media & Services 4.1%
a
Alphabet, Inc., A ...................................... United States 137,000 298,558,620
a
Alphabet, Inc., C ...................................... United States 137,426 300,612,504

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Match Group, Inc. ..................................... United States 635,209 $ 44,267,715
643,438,839
Internet & Direct Marketing Retail 3.3%
a
Amazon.com, Inc. ..................................... United States 4,839,400 513,992,674
IT Services 5.6%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 59,417 85,742,505
Automatic Data Processing, Inc. .......................... United States 109,031 22,900,871
a,c,d
Canva, Inc. .......................................... Australia 25,413 14,191,882
a,e
Marqeta, Inc., A ....................................... United States 814,946 6,609,212
Mastercard, Inc., A .................................... United States 1,042,602 328,920,079
a
Okta, Inc. ........................................... United States 392,756 35,505,142
a,f
Paymentus Holdings, Inc., A ............................. United States 925,994 12,380,540
a
PayPal Holdings, Inc. .................................. United States 407,037 28,427,464
a
Snowflake, Inc., A ..................................... United States 548,892 76,328,922
Visa, Inc., A .......................................... United States 1,373,381 270,404,985
881,411,602
Life Sciences Tools & Services 6.2%
a
10X Genomics, Inc., A .................................. United States 314,320 14,222,980
Agilent Technologies, Inc. ............................... United States 1,275,282 151,465,243
Danaher Corp. ....................................... United States 1,130,127 286,509,797
a
Illumina, Inc. ......................................... United States 590,097 108,790,283
a
Mettler-Toledo International, Inc. .......................... United States 226,591 260,300,943
Thermo Fisher Scientific, Inc. ............................ United States 278,661 151,390,948
972,680,194
Machinery 3.8%
Deere & Co. ......................................... United States 461,182 138,110,173
Dover Corp. ......................................... United States 389,000 47,193,480
Illinois Tool Works, Inc. ................................. United States 980,987 178,784,881
Ingersoll Rand, Inc. .................................... United States 1,925,288 81,016,119
a,e
Proterra, Inc. ......................................... United States 2,460,153 11,415,110
Stanley Black & Decker, Inc. ............................. United States 778,762 81,660,983
Xylem, Inc. .......................................... United States 819,704 64,084,459
602,265,205
Media 0.6%
Cable One, Inc. ....................................... United States 47,674 61,467,042
Comcast Corp., A ..................................... United States 787,868 30,915,940
92,382,982
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 184,612 47,015,138
a
Olaplex Holdings, Inc. .................................. United States 360,814 5,083,869
52,099,007
Pharmaceuticals 4.7%
AstraZeneca plc, ADR .................................. United Kingdom 2,184,542 144,332,690
a
Catalent, Inc. ........................................ United States 2,165,289 232,313,857
Eli Lilly & Co. ........................................ United States 1,015,281 329,184,558
Johnson & Johnson ................................... United States 166,233 29,508,020
735,339,125
Professional Services 1.3%
a
CoStar Group, Inc. .................................... United States 1,275,638 77,061,291
Equifax, Inc. ......................................... United States 481,120 87,939,114

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Verisk Analytics, Inc. ................................... United States 184,524 $ 31,939,259
196,939,664
Road & Rail 3.4%
Canadian Pacific Railway Ltd. ............................ Canada 1,394,455 97,388,737
JB Hunt Transport Services, Inc. .......................... United States 490,494 77,238,090
a
Uber Technologies, Inc. ................................. United States 999,629 20,452,409
Union Pacific Corp. .................................... United States 1,616,680 344,805,511
539,884,747
Semiconductors & Semiconductor Equipment 6.3%
ASML Holding NV, NYRS ............................... Netherlands 402,541 191,561,211
Lam Research Corp. ................................... United States 29,431 12,542,021
Monolithic Power Systems, Inc. ........................... United States 441,446 169,532,922
NVIDIA Corp. ........................................ United States 2,017,847 305,885,427
NXP Semiconductors NV ............................... China 688,867 101,972,982
Texas Instruments, Inc. ................................. United States 1,373,381 211,019,990
992,514,553
Software 16.1%
a
Adobe, Inc. .......................................... United States 167,184 61,199,375
a
Atlassian Corp. plc, A .................................. United States 275,367 51,603,776
a
Autodesk, Inc. ........................................ United States 767,572 131,991,681
a
Avalara, Inc. ......................................... United States 849,322 59,962,133
a
Bill.com Holdings, Inc. .................................. United States 1,062,990 116,865,121
a,c,d
Checkout Payments Group Ltd., B ......................... United Kingdom 96,603 24,482,298
a
Crowdstrike Holdings, Inc., A ............................. United States 137,545 23,184,585
a,e
Gitlab, Inc., A ........................................ United States 102,093 5,425,222
Intuit, Inc. ........................................... United States 786,613 303,192,115
Microsoft Corp. ....................................... United States 3,133,869 804,871,575
a
Paycom Software, Inc. ................................. United States 185,577 51,983,829
a
Procore Technologies, Inc. .............................. United States 69,092 3,136,086
a
PTC, Inc. ........................................... United States 1,181,307 125,620,186
a
Salesforce, Inc. ....................................... United States 553,101 91,283,789
a
ServiceNow, Inc. ...................................... United States 773,593 367,858,943
a,c,d
Stripe, Inc., B ........................................ United States 540,043 10,008,979
a
Synopsys, Inc. ....................................... United States 521,046 158,241,670
a
Tyler Technologies, Inc. ................................. United States 118,218 39,305,121
a
Workday, Inc., A ...................................... United States 736,048 102,737,580
2,532,954,064
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. .......................................... United States 5,110,260 698,674,747
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., B ......................................... United States 1,819,447 185,947,484
Trading Companies & Distributors 0.9%
Fastenal Co. ......................................... United States 2,697,023 134,635,388
Water Utilities 0.7%
American Water Works Co., Inc. .......................... United States 686,691 102,159,020
Total Common Stocks (Cost $5,836,517,171) ....................................
15,402,896,158

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 47.
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.3%
IT Services 0.0%
†
a,c,d
Canva, Inc., A ........................................ Australia 2,353 $ 1,314,032
a,c,d
Canva, Inc., A-3 ...................................... Australia 94 52,494
a,c,d
Canva, Inc., A-4 ...................................... Australia 8 4,468
a,c,d
Canva, Inc., A-5 ...................................... Australia 5 2,792
1,373,786
Software 0.3%
a,c,d
Gusto, Inc., E ........................................ United States 822,494 22,941,087
a,c,d
OneTrust LLC, C ...................................... United States 849,894 9,929,906
a,c,d
Stripe, Inc., H ........................................ United States 756,137 14,013,994
46,884,987
Total Convertible Preferred Stocks (Cost $76,200,357) ...........................
48,258,773
Total Long Term Investments (Cost $5,912,717,528) .............................
15,451,154,931
a
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 156,971,926 156,971,926
Total Money Market Funds (Cost $156,971,926) .................................
156,971,926
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 5,635,000 5,635,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 1.48%,
7/01/22 (Maturity Value $355,614)
Collateralized by U.S. Treasury Notes, 0.5%, 4/30/27 - 5/31/27
(valued at $362,711) ................................. 355,599 355,599
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $5,990,599) ............................................................
5,990,599
Total Short Term Investments (Cost $162,962,525 ) ...............................
162,962,525
a
Total Investments (Cost $6,075,680,053) 99.5% ..................................
$15,614,117,456
Other Assets, less Liabilities 0.5% .............................................
72,940,926
Net Assets 100.0% ...........................................................
$15,687,058,382

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was
$85,742,505, representing 0.5% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
A portion or all of the security is on loan at June 30, 2022.
f
See Note 4 regarding holdings of 5% voting securities.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 29.1%
Aerospace & Defense 1.3%
Lockheed Martin Corp. ................................. United States 1,500,000 $ 644,940,000
Raytheon Technologies Corp. ............................ United States 2,959,550 284,442,350
929,382,350
Air Freight & Logistics 0.3%
United Parcel Service, Inc., B ............................ United States 1,250,000 228,175,000
Banks 3.1%
Bank of America Corp. ................................. United States 10,064,000 313,292,320
a
JPMorgan Chase & Co. ................................. United States 10,367,500 1,167,484,175
Truist Financial Corp. .................................. United States 6,500,000 308,295,000
US Bancorp ......................................... United States 7,500,000 345,150,000
2,134,221,495
Biotechnology 1.3%
a
AbbVie, Inc. ......................................... United States 3,500,000 536,060,000
a
Amgen, Inc. ......................................... United States 1,350,000 328,455,000
864,515,000
Capital Markets 0.6%
a
Morgan Stanley ....................................... United States 5,850,000 444,951,000
Chemicals 0.9%
a
Air Products and Chemicals, Inc. .......................... United States 1,009,860 242,851,133
BASF SE ........................................... Germany 5,000,000 218,750,787
LyondellBasell Industries NV, A ........................... United States 1,687,363 147,576,768
609,178,688
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 10,000,000 426,400,000
Containers & Packaging 0.1%
International Paper Co. ................................. United States 2,300,000 96,209,000
Diversified Telecommunication Services 1.7%
AT&T, Inc. ........................................... United States 17,500,000 366,800,000
BCE, Inc. ........................................... Canada 6,000,000 294,919,204
Verizon Communications, Inc. ............................ United States 10,000,000 507,500,000
1,169,219,204
Electric Utilities 3.0%
American Electric Power Co., Inc. ......................... United States 3,600,000 345,384,000
a
Duke Energy Corp. .................................... United States 4,000,000 428,840,000
Edison International ................................... United States 6,000,000 379,440,000
Entergy Corp. ........................................ United States 1,500,000 168,960,000
a
Exelon Corp. ......................................... United States 3,500,000 158,620,000
b
PG&E Corp. ......................................... United States 5,000,000 49,900,000
Southern Co. (The) .................................... United States 8,000,000 570,480,000
2,101,624,000
Energy Equipment & Services 0.1%
b,c
Weatherford International plc ............................. United States 3,599,974 76,211,450
Entertainment 0.0%
†
b
Warner Bros Discovery, Inc. ............................. United States 2,000,000 26,840,000
Health Care Equipment & Supplies 0.5%
Medtronic plc ........................................ United States 4,000,000 359,000,000
Health Care Providers & Services 0.1%
b,c
CHS/Community Health Systems, Inc. ...................... United States 8,000,000 30,000,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 0.5%
a
Procter & Gamble Co. (The) ............................. United States 2,250,000 $ 323,527,500
Independent Power and Renewable Electricity Producers 0.1%
a
Vistra Corp. .......................................... United States 4,000,000 91,400,000
Industrial Conglomerates 1.0%
3M Co. ............................................. United States 1,000,000 129,410,000
Honeywell International, Inc. ............................. United States 730,000 126,881,300
Siemens AG ......................................... Germany 4,000,000 411,166,351
667,457,651
Insurance 0.2%
MetLife, Inc. ......................................... United States 2,000,000 125,580,000
IT Services 0.6%
a
International Business Machines Corp. ..................... United States 3,000,000 423,570,000
Media 0.2%
a
Comcast Corp., A ..................................... United States 3,371,000 132,278,040
Metals & Mining 0.7%
d
BHP Group Ltd., ADR .................................. Australia 2,000,000 112,360,000
Newmont Corp. ....................................... United States 560,998 33,474,751
d
Rio Tinto plc, ADR ..................................... Australia 5,124,535 312,596,635
458,431,386
Multi-Utilities 1.8%
a
Dominion Energy, Inc. .................................. United States 11,422,046 911,593,491
a
Sempra Energy ....................................... United States 2,250,000 338,107,500
1,249,700,991
Oil, Gas & Consumable Fuels 3.8%
BP plc, ADR ......................................... United Kingdom 4,000,000 113,400,000
a
Chevron Corp. ....................................... United States 8,000,000 1,158,240,000
a
Exxon Mobil Corp. ..................................... United States 8,682,000 743,526,480
a
Shell plc, ADR ........................................ Netherlands 5,000,000 261,450,000
TotalEnergies SE, ADR ................................. France 6,000,000 315,840,000
d
Woodside Energy Group Ltd., ADR ........................ Australia 722,799 15,583,546
2,608,040,026
Personal Products 0.3%
Unilever plc .......................................... United Kingdom 5,000,000 227,861,554
Pharmaceuticals 3.7%
AstraZeneca plc, ADR .................................. United Kingdom 4,500,000 297,315,000
b
Bausch Health Cos., Inc. ................................ United States 5,000,000 41,800,000
Bayer AG ........................................... Germany 5,000,000 298,567,734
a
Bristol-Myers Squibb Co. ................................ United States 8,000,000 616,000,000
a
Johnson & Johnson ................................... United States 4,000,000 710,040,000
a
Merck & Co., Inc. ..................................... United States 2,250,000 205,132,500
Pfizer, Inc. ........................................... United States 7,500,000 393,225,000
2,562,080,234
Semiconductors & Semiconductor Equipment 1.5%
a
Intel Corp. ........................................... United States 10,823,695 404,914,430
Texas Instruments, Inc. ................................. United States 4,327,743 664,957,712
1,069,872,142
Specialty Retail 0.6%
a
Home Depot, Inc. (The) ................................. United States 1,500,000 411,405,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 0.5%
a
Philip Morris International, Inc. ........................... United States 3,500,000 $ 345,590,000
Total Common Stocks (Cost $18,546,360,159) ...................................
20,192,721,711
Equity-Linked Securities 17.8%
Airlines 0.3%
e
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 5,500,000 174,465,612
Automobiles 0.5%
e
Citigroup Global Markets Holdings, Inc. into General Motors Co.,
144A, 12%, 11/10/22 ................................. United States 2,895,000 94,986,022
e
Merrill Lynch International & Co. CV into Ford Motor Co., 144A, 12%,
12/07/22 .......................................... United States 6,892,000 82,093,109
e
Royal Bank of Canada into General Motors Co., 144A, 12%, 3/17/23 United States 4,900,000 170,420,205
347,499,336
Banks 2.1%
e
Barclays Bank plc into Truist Financial Corp., 144A, 8%, 8/17/22 .. United States 2,740,000 129,868,850
e,f
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
7/13/23 ........................................... United States 8,500,000 266,969,982
e
Credit Suisse AG into Citigroup, Inc., 144A, 9%, 8/05/22 ........ United States 4,060,000 186,629,965
e
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 8.5%, 1/27/23 ................................. United States 5,711,000 187,538,113
e
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 7,100,000 233,026,377
e
Societe Generale SA into Citigroup, Inc., 144A, 9%, 3/10/23 ..... United States 4,091,000 197,351,755
e,f
UBS AG into Citigroup, Inc., 144A, 8.5%, 7/19/23 ............. United States 5,007,000 231,669,275
1,433,054,317
Biotechnology 0.8%
e
Goldman Sachs International Bank into AbbVie, Inc., 144A, 9%,
1/25/23 ........................................... United States 1,740,000 243,807,674
e
National Bank of Canada into AbbVie, Inc., 144A, 8.5%, 8/12/22 .. United States 2,197,000 280,191,393
523,999,067
Capital Markets 1.4%
e
BNP Paribas Issuance BV into Morgan Stanley, 144A, 8%, 5/22/23 United States 3,050,000 237,580,609
e,f
Credit Suisse AG into Morgan Stanley, 144A, 10%, 8/08/23 ...... United States 3,240,000 248,686,518
e
J.P. Morgan Structured Products BV into Goldman Sachs Group, Inc.
(The), 144A, 8.5%, 3/09/23 ............................ United States 745,000 229,826,988
e
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,567,000 226,132,108
942,226,223
Chemicals 0.3%
e
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 1,000,000 239,428,662
Communications Equipment 0.3%
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 4,700,000 205,106,411
Containers & Packaging 0.3%
e
Mizuho Markets Cayman LP into International Paper Co., 144A, 9%,
12/20/22 .......................................... United States 5,376,300 227,721,029
Electric Utilities 0.7%
e
Morgan Stanley Finance II Ltd. into PG&E Corp., 144A, 10%,
11/14/23 .......................................... United States 10,800,000 116,046,688
e
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,300,000 252,768,151

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Electric Utilities (continued)
e
UBS AG into NextEra Energy, Inc., 144A, 8%, 3/17/23 .......... United States 1,695,000 $ 127,159,770
495,974,609
Energy Equipment & Services 0.3%
e
Credit Suisse AG into Halliburton Co., 144A, 10%, 11/15/22 ...... United States 7,000,000 191,592,714
Entertainment 0.3%
e
Morgan Stanley Finance II Ltd. into Walt Disney Co. (The), 144A,
8%, 2/23/23 ........................................ United States 1,815,000 180,904,533
Health Care Equipment & Supplies 0.3%
e
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 2,600,000 239,353,622
Hotels, Restaurants & Leisure 0.1%
e
Mizuho Markets Cayman LP into Las Vegas Sands Corp., 144A,
12%, 8/29/22 ....................................... United States 1,734,000 59,193,135
Independent Power and Renewable Electricity Producers 0.6%
e
Goldman Sachs International Bank into NextEra Energy Partners LP,
144A, 10%, 7/05/23 .................................. United States 3,850,000 234,921,371
e
Mizuho Markets Cayman LP into Vistra Corp., 144A, 11%, 11/01/22 United States 7,740,000 157,246,726
392,168,097
Industrial Conglomerates 0.3%
e
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 1,335,000 236,644,975
Insurance 1.1%
e
Barclays Bank plc into MetLife, Inc., 144A, 8.5%, 7/11/22 ........ United States 4,240,000 266,862,842
e
National Bank of Canada into MetLife, Inc., 144A, 8.5%, 12/05/22 . United States 4,240,000 262,438,612
e
Royal Bank of Canada into MetLife, Inc., 144A, 10%, 5/19/23 .... United States 3,581,000 228,657,130
757,958,584
Interactive Media & Services 0.4%
e
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 115,000 246,596,534
Internet & Direct Marketing Retail 0.7%
e
Citigroup Global Markets Holdings, Inc. into Bristol Myers Squibb
Co., 144A, 8.5%, 12/22/22 ............................. United States 4,400,000 277,529,301
e
Credit Suisse AG into Amazon.com, Inc., 144A, 8%, 2/17/23 ..... United States 91,000 202,415,259
479,944,560
IT Services 0.4%
e
Goldman Sachs International Bank into Twilio, Inc., 144A, 12.5%,
3/03/23 ........................................... United States 923,000 91,202,312
e
UBS AG into Fidelity National Information Services, Inc., 144A, 8.5%,
9/23/22 ........................................... United States 2,188,000 204,091,568
295,293,880
Machinery 0.2%
e
Goldman Sachs International Bank into Cummins, Inc., 144A, 8%,
1/10/23 ........................................... United States 650,000 127,992,929
Media 0.6%
e
Citigroup Global Markets Holdings, Inc. into Comcast Corp., 144A,
8.5%, 6/23/23 ...................................... United States 5,667,000 226,848,556
e
Societe Generale SA into Comcast Corp., 144A, 8%, 4/17/23 .... United States 5,300,000 213,812,804
440,661,360

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Metals & Mining 0.4%
e
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 3,225,000 $ 57,036,831
e
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 12%, 10/26/22 ............................. United States 6,337,000 186,759,297
243,796,128
Oil, Gas & Consumable Fuels 0.7%
e
Mizuho Markets Cayman LP into Exxon Mobil Corp., 144A, 10%,
2/21/23 ........................................... United States 3,200,000 250,989,495
e
UBS AG into BP plc, 144A, 10%, 6/14/23 .................... United Kingdom 8,460,000 241,919,394
492,908,889
Pharmaceuticals 1.4%
e
BNP Paribas Issuance BV into Bristol-Myers Squibb Co., 144A,
7.5%, 4/18/23 ...................................... United States 3,300,000 250,516,107
e
J.P. Morgan Structured Products BV into Pfizer, Inc., 144A, 9.5%,
2/13/23 ........................................... United States 4,700,000 249,034,192
e
Royal Bank of Canada into Merck & Co., Inc., 144A, 8.5%, 10/17/22 United States 2,976,000 255,627,099
e
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,200,000 218,692,070
973,869,468
Road & Rail 0.3%
e
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
8%, 9/21/22 ........................................ United States 1,082,000 233,696,207
Semiconductors & Semiconductor Equipment 2.5%
e
BNP Paribas Issuance BV into Broadcom, Inc., 144A, 10%, 8/08/22 United States 575,000 273,758,155
e
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
5/18/23 ........................................... United States 5,600,000 220,504,997
e
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
4/04/23 ........................................... United States 3,315,000 128,668,413
e
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 1,200,000 189,707,946
e
Merrill Lynch International & Co. CV into Analog Devices, Inc., 144A,
9%, 4/04/23 ........................................ United States 1,551,000 229,104,971
e
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A,
9.5%, 10/13/22 ..................................... United States 550,000 263,076,110
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 1,273,500 151,339,984
e
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 9/12/23 .................................. United States 2,045,000 126,913,802
e
Royal Bank of Canada into Intel Corp., 144A, 9.5%, 12/22/22 .... United States 4,525,000 176,350,850
1,759,425,228
Software 0.2%
e
Goldman Sachs International Bank into Salesforce, Inc., 144A, 8%,
2/08/23 ........................................... United States 820,000 141,448,980
Technology Hardware, Storage & Peripherals 0.3%
e
Credit Suisse AG into Apple, Inc., 144A, 9%, 7/05/23 ........... United States 1,740,000 236,705,556
Total Equity-Linked Securities (Cost $13,824,670,563) ...........................
12,319,630,645
Convertible Preferred Stocks 2.5%
Capital Markets 0.1%
KKR & Co., Inc., 6%, C ................................. United States 1,350,000 78,934,500
Electric Utilities 1.8%
American Electric Power Co., Inc., 6.125% .................. United States 2,600,000 140,400,000
NextEra Energy, Inc., 5.279% ............................ United States 7,500,000 372,375,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Electric Utilities (continued)
NextEra Energy, Inc., 6.219% ............................ United States 7,500,000 $ 368,625,000
PG&E Corp., 5.5% .................................... United States 500,000 47,800,000
Southern Co. (The), 6.75%, 2019 ......................... United States 6,300,000 333,774,000
1,262,974,000
Machinery 0.0%
†
RBC Bearings, Inc., 5%, A ............................... United States 200,000 19,060,000
Multi-Utilities 0.5%
DTE Energy Co., 6.25% ................................ United States 3,250,000 167,115,000
NiSource, Inc., 7.75% .................................. United States 1,167,000 132,711,240
299,826,240
Thrifts & Mortgage Finance 0.1%
FNMA, 5.375% ....................................... United States 4,250 41,437,500
Total Convertible Preferred Stocks (Cost $1,879,311,159) ........................
1,702,232,240
Preferred Stocks 0.0%
†
Thrifts & Mortgage Finance 0.0%
†
d
FHLMC, 8.375%, Z .................................... United States 6,000,000 19,860,000
FNMA, 8.25%, S ...................................... United States 4,000,000 13,920,000
33,780,000
Total Preferred Stocks (Cost $238,139,001) .....................................
33,780,000
Principal
Amount
*
Convertible Bonds 0.3%
Airlines 0.1%
b
JetBlue Airways Corp. , Senior Note , 0.5% , 4/01/26 ............ United States 62,000,000 45,911,000
Health Care Equipment & Supplies 0.1%
b
Haemonetics Corp. , Senior Note , Zero Cpn., 3/01/26 ........... United States 44,559,000 35,091,247
Hotels, Restaurants & Leisure 0.0%
†
b
DraftKings Holdings, Inc. , Senior Note , Zero Cpn., 3/15/28 ...... United States 48,358,000 29,885,244
Media 0.1%
b
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............ United States 85,000,000 75,118,750
Real Estate Management & Development 0.0%
†
b
Redfin Corp. , Senior Note , Zero Cpn., 10/15/25 ............... United States 42,550,000 25,337,350
Total Convertible Bonds (Cost $247,575,772) ...................................
211,343,591
Corporate Bonds 37.0%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 60,000,000 51,971,967
Senior Bond, 3.625%, 2/01/31 .......................... United States 50,000,000 43,208,686
Senior Note, 5.15%, 5/01/30 ........................... United States 212,000,000 203,673,098
e
Bombardier, Inc. ,
Senior Bond, 144A, 7.5%, 3/15/25 ....................... Canada 65,000,000 58,921,200
Senior Note, 144A, 7.5%, 12/01/24 ...................... Canada 13,600,000 12,802,360
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 .....
United States 40,000,000 38,284,864
Textron, Inc. , Senior Bond , 3% , 6/01/30 .....................
United States 76,049,000 66,225,324
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 90,350,000 84,657,950

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
TransDigm, Inc., (continued)
e
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 130,000,000 $ 125,713,900
685,459,349
Airlines 0.5%
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 145,000,000 133,733,500
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 50,000,000 42,858,500
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 45,775,000 43,275,342
e
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 34,212,000 30,268,041
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 96,259,000 81,983,309
332,118,692
Auto Components 0.7%
e
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 15,000,000 13,978,575
d
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 .. United States 45,000,000 36,617,119
Dana, Inc. , Senior Note , 4.25% , 9/01/30 ....................
United States 25,000,000 19,447,571
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 95,000,000 70,276,250
Goodyear Tire & Rubber Co. (The) ,
d
Senior Bond, 5%, 5/31/26 ............................. United States 65,000,000 59,955,991
d
Senior Bond, 5.25%, 4/30/31 ........................... United States 52,500,000 42,693,525
Senior Note, 4.875%, 3/15/27 .......................... United States 34,757,000 31,116,204
d
Senior Note, 5%, 7/15/29 ............................. United States 115,000,000 95,400,213
Senior Note, 5.25%, 7/15/31 ........................... United States 73,000,000 58,789,455
Tenneco, Inc. ,
d
Senior Bond, 5%, 7/15/26 ............................. United States 26,300,000 24,638,761
e
Senior Secured Note, 144A, 5.125%, 4/15/29 .............. United States 6,817,000 6,428,959
459,342,623
Automobiles 0.5%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 48,000,000 36,066,000
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 53,718,750
d
Senior Note, 4.346%, 12/08/26 ......................... United States 145,000,000 134,694,139
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 140,000,000 122,295,187
346,774,076
Banks 2.2%
Bank of America Corp. ,
g
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 68,976,250
g
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 55,000,000 53,597,500
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 155,000,000 144,486,243
Senior Note, 3.004% to 12/19/22, FRN thereafter, 12/20/23 .... United States 40,000,000 39,878,850
Barclays plc ,
Senior Note, 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 48,982,900
Senior Note, 3.932% to 5/06/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 49,229,737
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 123,919,404
Citigroup, Inc. ,
g
Junior Sub. Bond, 5.95% to 1/29/23, FRN thereafter, Perpetual . United States 118,000,000 115,911,400
d,g
D, Junior Sub. Bond, 5.35% to 5/14/23, FRN thereafter, Perpetual United States 75,000,000 69,986,223
g
M, Junior Sub. Bond, 6.3% to 5/14/24, FRN thereafter, Perpetual United States 105,000,000 98,387,100
Senior Note, 3.07% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 20,000,000 18,567,213
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 124,834,627

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
g
JPMorgan Chase & Co. ,
h
I, Junior Sub. Bond, FRN, 4.709%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 115,959,000 $ 110,102,914
d
Q, Junior Sub. Bond, 5.15% to 4/30/23, FRN thereafter, Perpetual United States 60,700,000 57,513,250
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 55,000,000 51,698,350
S, Junior Sub. Bond, 6.75% to 1/31/24, FRN thereafter, Perpetual United States 65,000,000 65,474,500
h
V, Junior Sub. Bond, FRN, 4.287%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 108,100,000 101,478,875
X, Junior Sub. Bond, 6.1% to 9/30/24, FRN thereafter, Perpetual United States 70,000,000 65,409,750
Truist Financial Corp. , Senior Note , 1.887% to 6/06/28, FRN
thereafter , 6/07/29 ................................... United States 20,000,000 17,209,811
Wells Fargo & Co. ,
g
S, Junior Sub. Bond, 5.9% to 6/14/24, FRN thereafter, Perpetual United States 70,000,000 63,469,000
Senior Note, 3.196% to 6/16/26, FRN thereafter, 6/17/27 ...... United States 20,000,000 18,968,816
1,508,082,713
Beverages 0.0%
†
d
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28 Belgium 25,000,000 24,702,710
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 3.8%, 3/15/25 ............................ United States 100,000,000 99,324,568
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 24,126,860
Senior Note, 3.2%, 11/21/29 ........................... United States 20,000,000 18,414,844
141,866,272
Building Products 0.1%
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 17,500,000 14,824,913
Senior Note, 2.722%, 2/15/30 .......................... United States 88,200,000 76,242,241
91,067,154
Capital Markets 0.2%
d,e
Coinbase Global, Inc. ,
Senior Bond, 144A, 3.625%, 10/01/31 .................... United States 60,000,000 33,870,643
Senior Note, 144A, 3.375%, 10/01/28 .................... United States 60,000,000 37,938,000
Goldman Sachs Group, Inc. (The) , Senior Bond , 2.6% , 2/07/30 ...
United States 36,250,000 30,951,320
Morgan Stanley , Senior Bond , 2.699% to 1/21/30, FRN thereafter ,
1/22/31 ........................................... United States 20,000,000 17,340,800
120,100,763
Chemicals 0.8%
e
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 125,000,000 115,344,581
e
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 31,500,000 28,208,477
e
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 60,000,000 49,365,293
Olin Corp. ,
Senior Bond, 5%, 2/01/30 ............................. United States 21,900,000 18,952,370
e
Senior Note, 144A, 9.5%, 6/01/25 ....................... United States 40,000,000 43,066,007
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 30,826,000 28,454,736
e
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 125,000,000 98,935,592
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 155,000,000 129,143,675
e
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 22,000,000 15,539,581
527,010,312

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.4%
e
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 30,000,000 $ 24,431,400
e
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 150,000,000 116,384,432
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 38,151,000 35,430,700
e
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ........ United States 31,000,000 28,157,610
e
GFL Environmental, Inc. , Senior Note , 144A, 4.75% , 6/15/29 ..... Canada 25,000,000 20,726,250
e
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 .. United States 31,000,000 25,650,429
e
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 61,589,000 50,926,096
301,706,917
Communications Equipment 0.9%
e
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 322,000,000 279,153,070
Senior Note, 144A, 5%, 3/15/27 ........................ United States 50,000,000 37,033,362
e
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 114,000,000 90,400,860
d
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 125,000,000 95,187,500
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 155,085,000 143,145,781
644,920,573
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 89,287,000 73,650,918
Consumer Finance 1.6%
Capital One Financial Corp. ,
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 60,516,000 59,983,272
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 111,675,359
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 95,936,612
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 100,000,000 95,704,000
d
Senior Note, 4.134%, 8/04/25 .......................... United States 149,650,000 142,166,004
Senior Note, 2.7%, 8/10/26 ............................ United States 50,000,000 42,670,000
Senior Note, 4.95%, 5/28/27 ........................... United States 110,000,000 102,414,400
Senior Note, 5.113%, 5/03/29 .......................... United States 100,000,000 89,860,400
General Motors Financial Co., Inc. ,
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 64,371,992
Senior Note, 4.15%, 6/19/23 ........................... United States 75,000,000 75,072,159
Senior Note, 5%, 4/09/27 ............................. United States 30,000,000 29,453,870
Senior Note, 2.4%, 4/10/28 ............................ United States 35,000,000 29,615,007
Senior Note, 4.3%, 4/06/29 ............................ United States 69,000,000 63,388,463
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 37,100,000 30,133,918
Senior Note, 6.625%, 1/15/28 .......................... United States 26,000,000 23,284,170
Senior Note, 4%, 9/15/30 ............................. United States 59,675,000 44,315,252
1,100,044,878
Containers & Packaging 1.1%
e,i
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 25,144,215 18,691,707
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 173,640,000 124,285,435
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 9,669,000 8,957,618
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 7,600,000 6,454,148
e
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 355,500,000 310,875,862
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 265,000,000 253,605,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
e
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 70,000,000 $ 59,992,100
782,861,870
Diversified Financial Services 0.6%
e
MPH Acquisition Holdings LLC ,
d
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 270,000,000 224,290,350
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 117,850,000 105,219,307
e
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 100,000,000 96,320,857
425,830,514
Diversified Telecommunication Services 0.3%
e
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 .............. France 50,000,000 37,907,250
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 25,000,000 19,174,625
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 20,002,000 19,551,655
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 104,500,000 98,960,455
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 15,000,000 13,892,325
e
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 40,000,000 36,070,800
225,557,110
Electric Utilities 0.5%
e
NRG Energy, Inc. , Senior Bond , 144A, 3.625% , 2/15/31 ........ United States 28,000,000 22,012,200
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 30,400,000 27,041,083
Senior Note, 3.15%, 1/01/26 ........................... United States 38,000,000 34,844,669
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 50,264,000 42,545,963
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 45,000,000 42,576,750
Senior Note, 144A, 5%, 7/31/27 ........................ United States 40,000,000 36,445,600
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 110,000,000 92,352,150
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 24,155,418
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 13,000,000 11,977,371
333,951,204
Electrical Equipment 0.0%
†
e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 20,668,000 16,812,591
Energy Equipment & Services 0.5%
e
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 16,000,000 14,212,400
e
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 70,371,000 70,999,413
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 250,000,000 207,934,080
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 80,000,000 71,942,800
365,088,693
Entertainment 0.6%
e
Magallanes, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 60,000,000 53,681,989
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 45,000,000 42,248,070
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 96,613,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 65,362,374
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 49,010,500
e
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 107,000,000 87,050,920
393,966,853

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ......................... United States 30,000,000 $ 28,389,831
Senior Bond, 3.95%, 3/15/29 ........................... United States 20,000,000 18,637,698
Senior Bond, 2.9%, 1/15/30 ............................ United States 15,000,000 12,856,613
Senior Note, 4.05%, 3/15/32 ........................... United States 40,000,000 36,500,309
Crown Castle International Corp. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 27,000,000 23,838,616
Senior Bond, 2.1%, 4/01/31 ............................ United States 23,500,000 18,715,818
Senior Bond, 2.5%, 7/15/31 ............................ United States 15,000,000 12,290,568
e
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 88,500,000 80,213,745
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 15,000,000 14,193,288
Senior Bond, 5%, 10/15/27 ............................ United States 143,000,000 131,089,530
Senior Bond, 4.625%, 8/01/29 .......................... United States 28,000,000 24,624,600
Senior Bond, 3.5%, 3/15/31 ............................ United States 19,177,000 15,171,404
Service Properties Trust ,
Senior Bond, 4.5%, 6/15/23 ............................ United States 66,268,000 61,728,642
Senior Note, 4.35%, 10/01/24 .......................... United States 32,445,000 26,414,935
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 40,000,000 37,776,800
Senior Note, 4.95%, 2/15/30 ........................... United States 30,000,000 28,485,900
570,928,297
Food Products 0.3%
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 35,000,000 34,941,375
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond, 144A, 5.75%, 4/01/33 ...................... United States 30,000,000 28,643,700
Senior Note, 144A, 5.125%, 2/01/28 ..................... United States 20,000,000 19,567,900
e
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.125% , 1/31/30 . United States 24,500,000 21,271,022
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 56,891,029
Senior Bond, 144A, 5.5%, 12/15/29 ...................... United States 10,000,000 8,959,700
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 55,400,000 45,472,320
215,747,046
Health Care Equipment & Supplies 0.7%
e
Avantor Funding, Inc. , Senior Note , 144A, 3.875% , 11/01/29 ..... United States 25,000,000 21,901,875
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 43,307,385
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 273,000,000 225,066,660
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 197,500,000 168,886,200
459,162,120
Health Care Providers & Services 6.6%
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 825,000,000 534,525,750
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 620,000,000 379,774,800
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 550,000,000 323,208,424
Senior Secured Bond, 144A, 4.75%, 2/15/31 ............... United States 8,000,000 5,878,986
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 400,000,000 365,428,000
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 262,000,000 222,462,890
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 380,000,000 345,731,600
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 250,000,000 207,467,500
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 135,000,000 102,832,195
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 123,801,335
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 38,347,543

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
e
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 143,855,000 $ 103,513,742
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 287,822,000 225,370,958
e
Fresenius Medical Care US Finance III, Inc. ,
Senior Bond, 144A, 2.375%, 2/16/31 ..................... Germany 20,000,000 15,832,722
Senior Bond, 144A, 3%, 12/01/31 ....................... Germany 30,941,000 25,223,052
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 78,847,200
Senior Secured Note, 5%, 3/15/24 ....................... United States 114,800,000 115,418,995
Tenet Healthcare Corp. ,
e
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 80,181,000 73,966,972
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 49,226,352
e
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 266,155,000 228,592,545
Senior Note, 6.75%, 6/15/23 ........................... United States 599,200,000 617,125,422
e
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 30,000,000 27,703,950
e
Senior Secured Note, 144A, 5.125%, 11/01/27 ............. United States 18,000,000 16,230,690
e
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 38,000,000 32,116,840
e
Senior Secured Note, 144A, 4.375%, 1/15/30 .............. United States 42,000,000 35,616,630
e
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 288,000,000 266,561,280
4,560,806,373
Health Care Technology 0.2%
b,e,i
Multiplan Corp. , 144A, PIK, 6% , 10/15/27 ................... United States 185,000,000 152,902,500
Hotels, Restaurants & Leisure 1.7%
e
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 25,000,000 21,175,000
e
Brinker International, Inc. , Senior Note , 144A, 5% , 10/01/24 ..... United States 30,000,000 28,136,550
e
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 33,891,375
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 85,000,000 66,317,425
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 75,000,000 72,533,625
e
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 20,000,000 15,537,500
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 48,000,000 34,834,080
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 50,000,000 41,262,750
e
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 20,000,000 16,926,800
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 137,000,000 105,542,060
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 90,000,000 76,980,150
e
Penn National Gaming, Inc. ,
Senior Note, 144A, 5.625%, 1/15/27 ..................... United States 20,000,000 17,574,400
Senior Note, 144A, 4.125%, 7/01/29 ..................... United States 65,000,000 49,411,700
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 247,000,000 226,494,060
Senior Note, 144A, 4.25%, 5/30/23 ...................... United States 123,000,000 118,246,050
d
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 195,222,000 167,468,264
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Bond , 144A, 5.125% , 10/01/29 .......................... United States 25,000,000 19,726,750
Yum! Brands, Inc. , Senior Bond , 5.375% , 4/01/32 .............
United States 42,500,000 39,303,150
1,151,361,689
Household Durables 0.1%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 15,000,000 14,231,795
e
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 144A, 4.75%, 2/15/28 ...................... United States 28,130,000 22,637,368
Senior Note, 144A, 4.75%, 4/01/29 ...................... United States 25,423,000 19,963,919
56,833,082

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products 0.1%
e
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 $ 17,552,100
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 20,000,000 15,902,200
Senior Note, 144A, 4.375%, 3/31/29 ..................... United States 20,000,000 15,384,800
48,839,100
Independent Power and Renewable Electricity Producers 0.3%
e
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 75,500,000 66,647,248
Senior Secured Bond, 144A, 5.25%, 6/01/26 ............... United States 4,946,000 4,707,726
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 21,000,000 19,107,005
e,g
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ......................................... United States 7,000,000 6,756,680
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ......................................... United States 100,000,000 90,949,500
188,168,159
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 63,283,857
Interactive Media & Services 0.0%
†
e
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 45,000,000 37,856,700
Internet & Direct Marketing Retail 0.1%
e
Match Group Holdings II LLC ,
Senior Bond, 144A, 4.125%, 8/01/30 ..................... United States 45,000,000 37,659,812
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 33,730,000 26,628,149
64,287,961
IT Services 0.1%
Twilio, Inc. ,
d
Senior Bond, 3.875%, 3/15/31 .......................... United States 46,500,000 38,350,642
Senior Note, 3.625%, 3/15/29 .......................... United States 45,000,000 37,917,675
76,268,317
Machinery 0.1%
e
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 35,000,000 29,825,813
d,e
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 38,411,900
68,237,713
Media 3.2%
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 129,000,000 94,188,705
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 165,000,000 119,134,950
CSC Holdings LLC ,
e
Senior Bond, 144A, 5.5%, 4/15/27 ....................... United States 232,900,000 211,484,845
e
Senior Bond, 144A, 4.5%, 11/15/31 ...................... United States 85,000,000 65,815,500
Senior Bond, 5.25%, 6/01/24 ........................... United States 9,526,000 8,921,004
Senior Note, 5.875%, 9/15/22 .......................... United States 30,255,000 30,147,897

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
e
Diamond Sports Group LLC / Diamond Sports Finance Co. , Secured
Note , 144A, 5.375% , 8/15/26 ........................... United States 152,000,000 $ 38,190,000
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 84,500,000 72,357,773
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 383,500,000 382,489,477
Senior Note, 5%, 3/15/23 ............................. United States 375,000,000 357,780,000
Senior Note, 5.875%, 11/15/24 ......................... United States 250,000,000 211,480,000
Senior Note, 7.75%, 7/01/26 ........................... United States 134,320,000 105,173,232
Senior Note, 7.375%, 7/01/28 .......................... United States 35,000,000 23,898,875
e
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 75,000,000 58,928,625
e
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 42,000,000 36,478,890
e
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 60,000,000 48,379,500
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 265,000,000 249,895,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 65,000,000 62,010,000
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 19,570,300
2,196,324,573
Metals & Mining 1.0%
d
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ............... Luxembourg 30,000,000 28,504,253
e
Cleveland-Cliffs, Inc. ,
d
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 30,000,000 26,515,620
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 49,727,750
e
First Quantum Minerals Ltd. ,
Senior Note, 144A, 6.5%, 3/01/24 ....................... Zambia 25,629,000 24,663,497
Senior Note, 144A, 7.5%, 4/01/25 ....................... Zambia 115,000,000 108,956,396
e
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 145,000,000 118,620,150
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 40,000,000 36,079,400
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 59,025,592
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 42,000,000 37,868,670
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 25,000,000 23,917,125
Senior Bond, 4.625%, 8/01/30 .......................... United States 20,000,000 18,589,800
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 62,483,080
e
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 80,250,000 65,449,189
e
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 19,533,000
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 25,000,000 24,666,125
704,599,647
Multi-Utilities 0.0%
†
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 33,750,000 30,954,406
Oil, Gas & Consumable Fuels 1.2%
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 270,000,000 257,376,150
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 80,437,864
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 115,103,322
e
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 23,324,000 22,614,134
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 30,000,000 27,760,050
e
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 32,000,000 27,891,840
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 50,000,000 47,719,000
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 30,000,000 30,468,600

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., (continued)
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 $ 52,709,750
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 29,598,900
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 60,847,800
Senior Note, 6.625%, 9/01/30 .......................... United States 40,000,000 41,272,800
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 6%, 2/15/28 ............................. United States 22,000,000 18,678,330
e
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 48,430,000 50,700,156
863,178,696
Personal Products 0.0%
†
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 30,000,000 28,315,950
Pharmaceuticals 3.5%
e
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 484,500,000 347,752,298
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 850,542,000 598,483,878
e
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 7.25%, 5/30/29 ...................... United States 22,500,000 12,241,012
Senior Note, 144A, 9%, 12/15/25 ....................... United States 315,000,000 233,597,700
Senior Note, 144A, 7%, 1/15/28 ........................ United States 226,557,000 129,965,556
Senior Note, 144A, 5%, 1/30/28 ........................ United States 204,000,000 109,203,240
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 18,200,000 9,737,000
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 244,000,000 214,720,000
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 205,000,000 174,617,975
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 53,850,000 44,695,500
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 110,000,000 86,308,200
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 64,260,016
e
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 102,160,000 21,199,485
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 47,500,000 36,337,500
e
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 66,355,000 50,291,118
e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 181,344,000 138,392,674
Royalty Pharma plc ,
Senior Bond, 2.15%, 9/02/31 ........................... United States 25,800,000 20,154,679
Senior Note, 2.2%, 9/02/30 ............................ United States 55,000,000 44,422,616
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 110,000,000 103,833,054
2,440,213,501
Road & Rail 0.1%
e
Ashtead Capital, Inc. ,
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 32,126,729
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 15,000,000 13,553,282
45,680,011
Semiconductors & Semiconductor Equipment 0.3%
e
Broadcom, Inc. ,
Senior Bond, 144A, 4%, 4/15/29 ........................ United States 25,000,000 23,188,872
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 60,000,000 48,266,185
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 35,000,000 31,637,961
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 21,000,000 17,119,122
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 69,000,000 69,059,559
e
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 24,277,638
213,549,337

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.6%
Autodesk, Inc. , Senior Bond , 2.85% , 1/15/30 .................
United States 20,000,000 $ 17,499,078
e
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 72,875,000 59,446,324
e
Minerva Merger Sub, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ..... United States 50,000,000 41,727,250
Oracle Corp. ,
Senior Bond, 2.95%, 4/01/30 ........................... United States 20,000,000 17,100,001
Senior Bond, 3.25%, 5/15/30 ........................... United States 21,960,000 19,063,632
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000,000 41,244,809
Senior Note, 2.3%, 3/25/28 ............................ United States 50,000,000 43,067,005
e
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 75,000,000 54,350,198
Roper Technologies, Inc. , Senior Bond , 2% , 6/30/30 ...........
United States 30,303,000 24,431,362
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 128,000,000 117,090,525
435,020,184
Specialty Retail 0.7%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 25,000,000 23,544,184
Senior Bond, 2.4%, 8/01/31 ............................ United States 30,436,000 23,519,764
Senior Bond, 3.85%, 3/01/32 ........................... United States 17,953,000 15,490,746
Senior Note, 1.95%, 8/01/28 ........................... United States 44,000,000 36,654,352
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 50,000,000 40,773,500
e
Carvana Co. ,
d
Senior Note, 144A, 5.625%, 10/01/25 .................... United States 40,000,000 30,775,600
Senior Note, 144A, 10.25%, 5/01/30 ..................... United States 200,000,000 164,662,000
e
Gap, Inc. (The) ,
Senior Bond, 144A, 3.875%, 10/01/31 .................... United States 37,000,000 25,882,610
Senior Note, 144A, 3.625%, 10/01/29 .................... United States 15,000,000 10,560,675
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 20,000,000 18,874,650
Senior Bond, 4.5%, 4/15/30 ............................ United States 35,000,000 34,616,474
Senior Note, 1.7%, 10/15/30 ........................... United States 15,000,000 12,042,844
e
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 10,000,000 6,620,100
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 50,000,000 39,399,250
483,416,749
Technology Hardware, Storage & Peripherals 0.2%
HP, Inc. ,
Senior Bond, 4.2%, 4/15/32 ............................ United States 33,750,000 30,167,505
Senior Bond, 5.5%, 1/15/33 ............................ United States 50,000,000 48,832,746
Senior Note, 4%, 4/15/29 ............................. United States 47,000,000 44,075,613
Senior Note, 2.65%, 6/17/31 ........................... United States 30,000,000 24,133,240
Seagate HDD Cayman , Senior Bond , 3.375% , 7/15/31 .........
United States 15,900,000 12,387,292
159,596,396
Tobacco 0.4%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 76,384,930
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 200,000,000 183,128,828
259,513,758
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. ,
Secured Note, 3.875%, 11/15/27 ........................ United States 35,000,000 32,612,650
Senior Bond, 4.875%, 1/15/28 .......................... United States 110,000,000 104,245,350
Senior Bond, 4%, 7/15/30 ............................. United States 61,623,000 52,787,802
Senior Bond, 3.875%, 2/15/31 .......................... United States 67,535,000 57,106,077

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 $ 29,996,250
276,748,129
Wireless Telecommunication Services 1.4%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........
United States 347,700,000 350,258,203
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 193,719,900
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 196,245,577
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 91,116,964
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 90,804,415
T-Mobile USA, Inc. , Senior Secured Note , 3.875% , 4/15/30 ......
United States 20,000,000 18,683,885
940,828,944
Total Corporate Bonds (Cost $28,949,386,649) ..................................
25,693,539,980
Senior Floating Rate Interests 0.2%
Commercial Services & Supplies 0.0%
†
j
APX Group, Inc. , Initial Term Loan , 5.015% , ( 1-month USD LIBOR +
3.5%; 3-month USD LIBOR + 2.5% ), 7/10/28 ............... United States 19,900,000 18,847,489
Diversified Financial Services 0.1%
j
MPH Acquisition Holdings LLC , Initial Term Loan , 5.825% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 33,745,000 31,163,507
j
Media 0.1%
Diamond Sports Group LLC , First Lien, CME Term Loan , 9.181% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 22,001,951 21,956,077
DIRECTV Financing LLC , Closing Date Term Loan , 6.666% ,
( 1-month USD LIBOR + 5% ), 8/02/27 ..................... United States 18,650,000 17,224,114
39,180,191
a a a a a a
Specialty Retail 0.0%
†
j
Belk, Inc. ,
First Lien, First-Out Term Loan, 9.006%, (3-month USD LIBOR +
7.5%), 7/31/25 ...................................... United States 4,913,316 4,503,865
First Lien, Second-Out Term Loan, 13%, (3-month USD LIBOR +
5%), 7/31/25 ....................................... United States 31,318,979 13,226,631
17,730,496
a a a a a a
Total Senior Floating Rate Interests (Cost $114,908,757) .........................
106,921,683
U.S. Government and Agency Securities 11.4%
U.S. Treasury Notes ,
2.25%, 3/31/24 ..................................... United States 1,000,000,000 987,539,060
1.75%, 3/15/25 ..................................... United States 2,250,000,000 2,175,556,635
2.375%, 4/30/26 ..................................... United States 1,250,000,000 1,220,288,088
0.875%, 6/30/26 ..................................... United States 500,000,000 459,062,500
2.5%, 3/31/27 ...................................... United States 1,000,000,000 975,781,250
1.875%, 2/28/29 ..................................... United States 250,000,000 232,412,110
2.375%, 3/31/29 ..................................... United States 1,000,000,000 957,402,340
1.875%, 2/15/32 ..................................... United States 1,000,000,000 906,093,750
Total U.S. Government and Agency Securities (Cost $8,080,873,498) ..............
7,914,135,733

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 46,576,292 $ 45,845,067
Total Asset-Backed Securities (Cost $4 6,576,292) ...............................
45,845,067
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 29,968,573 29,958,620
Total Mortgage-Backed Securities (Cost $31,747,958) ............................
29,958,620
Shares
a
Escrows and Litigation Trusts 0.1%
b,c,e
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 25,000,000 23,622,500
b,e
Entegris Escrow Corp., Escrow Account, 144A ............... United States 40,000,000 37,322,124
Total Escrows and Litigation Trusts (Cost $64,814,115) ..........................
60,944,624
Total Long Term Investments (Cost $72,024,363,923) ............................
68,311,053,894
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.4%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 974,986,933 974,986,933
Total Money Market Funds (Cost $974,986,933) .................................
974,986,933
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 79,581,000 79,581,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
m
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 1.48%,
7/01/22 (Maturity Value $14,016,805)
Collateralized by U.S. Treasury Notes, 0.5%, 4/30/27 - 5/31/27
(valued at $14,296,569) ............................... 14,016,229 14,016,229
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $93,597,229) ...........................................................
93,597,229
Total Short Term Investments (Cost $1,068,584,162 ) .............................
1,068,584,162
a
Total Investments (Cost $73,092,948,085) 100.0% ...............................
$69,379,638,056
Options Written (0.1)% .......................................................
(48,702,500)
Other Assets, less Liabilities 0.1% .............................................
20,630,578
Net Assets 100.0% ...........................................................
$69,351,566,134

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., July Strike Price $155.00, Expires 7/15/22 ......... 5,000 76,580,000 $ (925,000)
AbbVie, Inc., July Strike Price $160.00, Expires 7/15/22 ......... 5,000 76,580,000 (310,000)
AbbVie, Inc., August Strike Price $160.00, Expires 8/19/22 ...... 10,000 153,160,000 (2,900,000)
AbbVie, Inc., August Strike Price $165.00, Expires 8/19/22 ...... 10,000 153,160,000 (1,680,000)
AbbVie, Inc., July Strike Price $170.00, Expires 7/15/22 ......... 5,000 76,580,000 (5,000)
Air Products and Chemicals, Inc., September Strike Price $280.00,
Expires 9/16/22 ..................................... 10,000 240,480,000 (1,500,000)
Amgen, Inc., August Strike Price $255.00, Expires 8/19/22 ...... 5,000 121,650,000 (1,675,000)
Bristol-Myers Squibb Co., July Strike Price $80.00, Expires 7/15/22 10,000 77,000,000 (340,000)
Bristol-Myers Squibb Co., September Strike Price $82.50, Expires
9/16/22 ........................................... 15,000 115,500,000 (1,725,000)
Chevron Corp., September Strike Price $175.00, Expires 9/16/22 . 10,000 144,780,000 (1,600,000)
Comcast Corp., July Strike Price $50.00, Expires 7/15/22 ....... 10,000 39,240,000 —
Dominion Energy, Inc., July Strike Price $87.50, Expires 7/15/22 .. 5,000 39,905,000 (20,000)
Duke Energy Corp., July Strike Price $115.00, Expires 7/15/22 ... 2,500 26,802,500 (12,500)
Exelon Corp., July Strike Price $50.00, Expires 7/15/22 ......... 5,000 22,660,000 (25,000)
Exxon Mobil Corp., July Strike Price $95.00, Expires 7/15/22 ..... 10,000 85,640,000 (430,000)
Exxon Mobil Corp., August Strike Price $100.00, Expires 8/19/22 .. 20,000 171,280,000 (2,000,000)
Home Depot, Inc. (The), July Strike Price $330.00, Expires 7/15/22 5,000 137,135,000 (35,000)
Intel Corp., July Strike Price $52.50, Expires 7/15/22 ........... 20,000 74,820,000 (20,000)
International Business Machines Corp., July Strike Price $145.00,
Expires 7/15/22 ..................................... 10,000 141,190,000 (1,050,000)
International Business Machines Corp., July Strike Price $150.00,
Expires 7/15/22 ..................................... 10,000 141,190,000 (230,000)
International Business Machines Corp., August Strike Price $150.00,
Expires 8/19/22 ..................................... 10,000 141,190,000 (1,920,000)
Johnson & Johnson, July Strike Price $190.00, Expires 7/15/22 ... 10,000 177,510,000 (140,000)
Johnson & Johnson, August Strike Price $190.00, Expires 8/19/22 . 10,000 177,510,000 (1,200,000)
JPMorgan Chase & Co., July Strike Price $145.00, Expires 7/15/22 10,000 112,610,000 (20,000)
Merck & Co., Inc., July Strike Price $95.00, Expires 7/15/22 ...... 15,000 136,755,000 (645,000)
Philip Morris International, Inc., July Strike Price $110.00, Expires
7/15/22 ........................................... 5,000 49,370,000 (25,000)
Philip Morris International, Inc., September Strike Price $115.00,
Expires 9/16/22 ..................................... 10,000 98,740,000 (400,000)
Procter & Gamble Co. (The), August Strike Price $155.00, Expires
8/19/22 ........................................... 12,500 179,737,500 (1,175,000)
Procter & Gamble Co. (The), August Strike Price $160.00, Expires
8/19/22 ........................................... 10,000 143,790,000 (440,000)
Sempra Energy, July Strike Price $175.00, Expires 7/15/22 ...... 2,500 37,567,500 —
Shell plc, July Strike Price $65.00, Expires 7/15/22 ............ 10,000 52,290,000 (50,000)
Vistra Corp., July Strike Price $28.00, Expires 7/15/22 .......... 5,000 11,425,000 —
(22,497,500)
Puts - Exchange-Traded
Equity Options
Cloudflare, Inc., August Strike Price $30.00, Expires 8/19/22 ..... 10,000 43,750,000 (1,380,000)
Intel Corp., July Strike Price $40.00, Expires 7/15/22 ........... 25,000 93,525,000 (7,125,000)
Morgan Stanley, July Strike Price $70.00, Expires 7/15/22 ....... 10,000 76,060,000 (700,000)
NVIDIA Corp., July Strike Price $155.00, Expires 7/15/22 ....... 10,000 151,590,000 (9,450,000)
PayPal Holdings, Inc., July Strike Price $60.00, Expires 7/15/22 .. 10,000 69,840,000 (630,000)
Target Corp., July Strike Price $145.00, Expires 7/15/22 ........ 10,000 141,230,000 (6,110,000)
Walmart, Inc., July Strike Price $115.00, Expires 7/15/22 ........ 15,000 182,370,000 (810,000)
(26,205,000)
Total Options Written (Premiums received $56,942,182) ..........................
$ (48,702,500)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 47 .
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 4 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at June 30, 2022.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $28,042,423,093, representing 40.4% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
Income may be received in additional securities and/or cash.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 5 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin U.S. Government Securities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 17,520,644
Total U.S. Government and Agency Securities (Cost $18,605,162) .................
17,520,644
Mortgage-Backed Securities 98.0%
Government National Mortgage Association (GNMA) Fixed Rate 98.0%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 3,904,735 4,077,920
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 142,054,900 149,288,677
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 64,521,722 70,647,943
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 59,095,193 65,438,527
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 16,224,848 17,474,241
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 10,218,887 11,134,215
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 985,654 1,058,340
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 1,363 1,464
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 276 279
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 12,948,533 12,905,788
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 37,925,438 38,671,290
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 72,682,955 75,839,091
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 20,753 21,512
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 10/15/48 ...................... 571,134 597,584
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 34,363 34,647
GNMA I, Single-family, 30 Year, 7.5%, 9/15/22 - 7/15/31 ...................... 1,142,081 1,169,769
GNMA I, Single-family, 30 Year, 8%, 7/15/22 - 9/15/30 ........................ 412,411 418,845
GNMA I, Single-family, 30 Year, 8.5%, 11/15/22 - 5/15/25 ...................... 12,026 12,074
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 3,091 3,095
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 3,287,880 3,437,541
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 26,252,280 28,873,714
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,026,904 1,053,214
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 1,122,594 1,217,621
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 320,904 350,901
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 11,524 11,549
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 51,660 54,077
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 182,448,560 163,113,561
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 15,610,802 14,116,221
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 80,093,605 73,611,935
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 237,289,947 217,666,379
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 95,862,403 88,099,484
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 93,398,648 85,829,082
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 94,735,011 87,027,173
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 141,370,582 129,838,801
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 21,400,304 20,533,611
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 10,762,847 10,330,439
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 15,781,878 15,142,427
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 21,100,628 20,262,626
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 17,100,773 16,330,860
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 27,444,002 26,208,330
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 12,840,511 12,382,439
GNMA II, Single-family, 30 Year, 3%, 9/20/50 ............................... 9,701,984 9,309,602
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 167,033,012 158,008,181
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 188,905,719 178,618,889
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 31,421,652 29,684,590
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 134,902,299 127,551,957
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 68,762,306 66,049,459
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 33,605,049 33,373,218
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 42,122,781 41,833,759
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 12,511,460 12,426,304
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 14,549,758 14,449,416
GNMA II, Single-family, 30 Year, 3.5%, 8/20/43 ............................. 9,427,217 9,362,195

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 47 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. $ 154,464,645 $ 152,675,390
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 146,473,091 144,063,616
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ 25,856,657 25,174,334
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 ............................. 72,831,306 70,903,952
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 45,343,699 44,837,084
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 11,168,122 11,361,033
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 11,175,187 11,368,696
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 13,728,311 13,965,497
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 12,860,836 13,083,548
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 36,930,545 37,184,451
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 28,444,026 28,639,562
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 18,335,009 18,460,938
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 161,230,000 160,865,318
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 52,128,936 53,007,892
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 10,104,829 10,569,948
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 12,457,413 13,031,026
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 13,885,738 14,524,485
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 19,939,145 20,872,971
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 14,279,633 14,951,117
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 31,676,808 33,067,621
GNMA II, Single-family, 30 Year, 5%, 9/20/33 ............................... 9,114,353 9,697,223
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 29,126,103 30,929,786
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 41,890,108 44,795,250
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 569,702 609,968
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 8,414,235 9,131,504
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 2,268,602 2,451,992
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 325,131 346,121
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 154,096 163,951
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 93 94
GNMA II, Single-family, 30 Year, 9.5%, 12/20/24 - 1/20/25 ..................... 2,445 2,448
3,135,691,672
Total Mortgage-Backed Securities (Cost $3,340,231,109) .........................
3,135,691,672
Total Long Term Investments (Cost $3,358,836,271) .............................
3,153,212,316
a
a a a a
Short Term Investments 0.2%
Shares
a
Money Market Funds 0.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 7,471,278 7,471,278
Total Money Market Funds (Cost $7,471,278) ...................................
7,471,278
Total Short Term Investments (Cost $7,471,278 ) .................................
7,471,278
a
Total Investments (Cost $3,366,307,549) 98.8% ..................................
$3,160,683,594
Other Assets, less Liabilities 1.2% .............................................
38,087,627
Net Assets 100.0% ...........................................................
$3,198,771,221
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2022
Franklin Utilities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Construction & Engineering 1.7%
MDU Resources Group, Inc. ............................. United States 4,400,000 $ 118,756,000
Diversified Telecommunication Services 1.0%
a
TELUS Corp. ........................................ Canada 3,000,000 66,819,453
Electric Utilities 57.1%
Alliant Energy Corp. ................................... United States 3,750,000 219,787,500
American Electric Power Co., Inc. ......................... United States 2,750,000 263,835,000
Constellation Energy Corp. .............................. United States 1,499,999 85,889,943
Duke Energy Corp. .................................... United States 2,700,000 289,467,000
Edison International ................................... United States 4,300,000 271,932,000
Emera , Inc. .......................................... Canada 1,800,000 84,322,560
Entergy Corp. ........................................ United States 2,200,000 247,808,000
Evergy , Inc. .......................................... United States 3,600,000 234,900,000
Eversource Energy .................................... United States 2,200,000 185,834,000
Exelon Corp. ......................................... United States 5,650,000 256,058,000
FirstEnergy Corp. ..................................... United States 1,800,000 69,102,000
NextEra Energy, Inc. ................................... United States 9,686,286 750,299,713
OGE Energy Corp. .................................... United States 1,600,000 61,696,000
Origin Energy Ltd. ..................................... Australia 7,000,000 27,788,894
a
PG&E Corp. ......................................... United States 10,000,000 99,800,000
Pinnacle West Capital Corp. ............................. United States 1,250,000 91,400,000
PNM Resources, Inc. .................................. United States 1,000,000 47,780,000
PPL Corp. ........................................... United States 6,000,000 162,780,000
Southern Co. (The) .................................... United States 4,100,000 292,371,000
Xcel Energy, Inc. ...................................... United States 2,100,000 148,596,000
3,891,447,610
Gas Utilities 2.0%
Southwest Gas Holdings, Inc. ............................ United States 700,000 60,956,000
Spire, Inc. ........................................... United States 1,000,000 74,370,000
135,326,000
Independent Power and Renewable Electricity Producers 1.8%
Clearway Energy, Inc., C ................................ United States 600,000 20,904,000
Vistra Corp. .......................................... United States 4,500,000 102,825,000
123,729,000
Multi-Utilities 32.1%
Ameren Corp. ........................................ United States 1,668,250 150,743,070
Black Hills Corp. ...................................... United States 784,393 57,080,279
CenterPoint Energy, Inc. ................................ United States 6,250,000 184,875,000
CMS Energy Corp. .................................... United States 4,800,000 324,000,000
Consolidated Edison, Inc. ............................... United States 1,000,000 95,100,000
Dominion Energy, Inc. .................................. United States 3,800,000 303,278,000
DTE Energy Co. ...................................... United States 1,500,000 190,125,000
E.ON SE ............................................ Germany 9,000,000 75,804,063
National Grid plc ...................................... United Kingdom 5,000,000 64,244,122
NiSource, Inc. ........................................ United States 5,600,000 165,144,000
NorthWestern Corp. ................................... United States 1,255,416 73,981,665
Public Service Enterprise Group, Inc. ...................... United States 2,200,000 139,216,000
Sempra Energy ....................................... United States 1,800,000 270,486,000
WEC Energy Group, Inc. ................................ United States 900,000 90,576,000
2,184,653,199
Oil, Gas & Consumable Fuels 2.1%
Cheniere Energy, Inc. .................................. United States 700,000 93,121,000
DT Midstream, Inc. .................................... United States 750,000 36,765,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) ................................ United States 400,000 $ 12,484,000
142,370,000
Water Utilities 1.4%
Essential Utilities, Inc. .................................. United States 1,500,000 68,775,000
United Utilities Group plc ................................ United Kingdom 2,000,000 24,892,468
93,667,468
Total Common Stocks (Cost $3,267,054,250) ....................................
6,756,768,730
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 56,876,065 56,876,065
Total Money Market Funds (Cost $56,876,065) ..................................
56,876,065
Total Short Term Investments (Cost $56,876,065 ) ................................
56,876,065
a
Total Investments (Cost $3,323,930,315) 100.0% ................................
$6,813,644,795
Other Assets, less Liabilities (0.0)%
†
..........................................
(3,277,107)
Net Assets 100.0% ...........................................................
$6,810,367,688
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva , Inc. ................................ 11/08/21 $ 43,323,040 $ 14,191,882
2,353 Canva , Inc., A .............................. 11/08/21 4,011,298 1,314,032
94 Canva , Inc., A-3 ............................. 11/08/21 160,247 52,494
8 Canva , Inc., A-4 ............................. 11/08/21 13,638 4,468
5 Canva , Inc., A-5 ............................. 11/08/21 8,524 2,792
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 24,482,298
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 22,941,087
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 9,929,906
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 10,008,979
756,137 Stripe, Inc., H ............................... 3/15/21 30,339,997 14,013,994
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $171,194,511 $96,941,932
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2022, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Paymentus Holdings Inc $ 9,082,304 $ 7,789,679 $ (30,846) $ 7,620 $ (4,468,217) $ 12,380,540 925,994 $ —
Total Affiliated Securities
(Value is 0.1% of Net
Assets) .......... $9,082,304 $7,789,679 $(30,846) $ 7,620 $ (4,468,217) $12,380,540 $—
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Chesapeake Energy Corp. $ 307,950,000 $ — $ (427,970,354) $ (148,488,475) $ 268,508,829 $ —
a
— $ 10,834,844
Chesapeake Energy Corp.,
2/09/26 .......... 391,333,500 — (443,405,5 50 ) (211,758,187) 263,830,237 —
a
— 3,000
Chesapeake Energy Corp.,
Escrow Account, 144A 26,742,500 — — — —
b
—
b
— 1,101,563
CHS/Community Health
Systems, Inc. ...... 117,000,000 — (13,435,558) (17,643,189) (55,921,253) 30,000,000 8,000,000 —
Civitas Resources, Inc. . 162,860,000 — (178,910,510) 50,730,510 (34,680,000) —
a
— 1,140,106
Weatherford International
plc ............. 232,499,400 — (261,454,793) 80,614,221 24,552,622 76,211,450 3,599,974 —
$1,238,385,400 $— $(1,325,176,765) $ (246,545,120) $ 466,290,435 $106,211,450 — $ 13,079,513
Interest
Civitas Resources, Inc.,
Senior Note, 7.5%,
4/30/26 .......... 33,003,296 — (32,713,617) — (289,679) —
a
— 1,438,036
Total Affiliated Securities
(Value is 0.2% of Net
Assets) .......... $1,271,388,696 $— $(1,357,890,382) $ (246,545,120) $ 466,000,756 $106,211,450 $14,517,549
a
As of June 30, 2022, no longer held by the fund.
b
As of June 30, 2022 no longer an affiliate.

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June
30, 2022, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 396,130,154 $ 3,628,370,674 $ (3,697,406,450) $ — $ — $ 327,094,378 327,094,378 $ 284,553
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% 44,677,000 990,704,000 (1,035,381,000) — — — — 11,958
Total Affiliated Securities ... $440,807,154 $4,619,074,674 $(4,732,787,450) $— $— $327,094,378 $296,511
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $3,205,079 $28,024,479 $(31,106,458) $— $— $123,100 123,100 $684
Total Affiliated Securities ... $3,205,079 $28,024,479 $(31,106,458) $— $— $123,100 $684
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $141,998,542 $1,661,342,647 $(1,646,369,263) $— $— $156,971,926 156,971,926 $72,985
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% 76,774,000 481,485,000 (552,624,000) — — 5,635,000 5,635,000 11,618
Total Affiliated Securities ... $218,772,542 $2,142,827,647 $(2,198,993,263) $— $— $162,606,926 $84,603

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 3,428,988,776 $ 15,854,451,956 $ (18,308,453,799) $ — $ — $ 974,986,933 974,986,933 $ 1,107,713
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% 1,876,000 808,396,697 (730,691,697) — — 79,581,000 79,581,000 70,678
Total Affiliated Securities ... $3,430,864,776 $16,662,848,653 $(19,039,145,496) $— $— $1,054,567,933 $1,178,391
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 85,708,046 $ 739,119,159 $ (817,355,927) $ — $ — $ 7,471,278 7,471,278 $ 63,157
Total Affiliated Securities ... $85,708,046 $739,119,159 $(817,355,927) $— $— $7,471,278 $63,157
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 12,629,462 $ 413,311,659 $ (369,065,056) $ — $ — $ 56,876,065 56,876,065 $ 51,885
Total Affiliated Securities ... $12,629,462 $413,311,659 $(369,065,056) $— $— $56,876,065 $51,885
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of June 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 108,867,000 $ — $ — $ 108,867,000
Automobiles .......................... 538,736,000 — — 538,736,000
Biotechnology ......................... 28,600,000 94,233,851 — 122,833,851
Capital Markets ........................ 442,079,000 — — 442,079,000
Chemicals ........................... 172,613,000 100,690,315 — 273,303,315
Construction & Engineering ............... 103,405,500 — — 103,405,500
Electric Utilities ........................ 271,110,000 — — 271,110,000
Electronic Equipment, Instruments &
Components ........................ 73,545,000 68,575,010 — 142,120,010
Energy Equipment & Services ............. 156,473,000 — — 156,473,000
Entertainment ......................... 53,488,000 — — 53,488,000
Equity Real Estate Investment Trusts (REITs) . 193,701,000 — — 193,701,000
Health Care Equipment & Supplies ......... 1,114,394,250 — — 1,114,394,250
Health Care Providers & Services .......... 256,815,000 — — 256,815,000
Health Care Technology ................. 264,960,000 — — 264,960,000
Hotels, Restaurants & Leisure ............. 141,549,700 — — 141,549,700
Interactive Media & Services .............. 972,243,000 — — 972,243,000
Internet & Direct Marketing Retail .......... 1,183,105,300 — — 1,183,105,300
IT Services ........................... 1,075,650,488 288,612,702 — 1,364,263,190
Life Sciences Tools & Services ............ 1,355,798,000 120,174,988 — 1,475,972,988
Machinery ............................ 75,321,000 — — 75,321,000
Pharmaceuticals ....................... 383,335,500 — — 383,335,500
Professional Services ................... 15,102,500 — — 15,102,500
Semiconductors & Semiconductor Equipment . 2,239,214,500 49,759,068 — 2,288,973,568
Software ............................. 4,789,236,168 — — 4,789,236,168
Technology Hardware, Storage & Peripherals . 314,456,000 — — 314,456,000
Trading Companies & Distributors .......... 34,944,000 — — 34,944,000
Short Term Investments ................... 327,094,378 233,840,341 — 560,934,719
Total Investments in Securities ........... $16,685,837,284 $955,886,275
a
$— $17,641,723,559
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 388,985 — — 388,985
Automobiles .......................... 3,636,468 — — 3,636,468
Capital Markets ........................ 1,442,525 — — 1,442,525
Electric Utilities ........................ 3,601,890 — — 3,601,890
Energy Equipment & Services ............. 733,298 — — 733,298
Equity Real Estate Investment Trusts (REITs) . 1,920,300 — — 1,920,300
Food & Staples Retailing ................. 3,834,240 — — 3,834,240
Health Care Equipment & Supplies ......... 5,002,515 — — 5,002,515
Health Care Technology ................. 990,200 — — 990,200
Interactive Media & Services .............. 4,358,520 — — 4,358,520
Internet & Direct Marketing Retail .......... 6,722,878 — — 6,722,878
IT Services ........................... 3,386,127 1,443,064 — 4,829,191
Life Sciences Tools & Services ............ 4,270,160 — — 4,270,160
Metals & Mining ....................... 561,119 — — 561,119
Personal Products ..................... 1,146,015 — — 1,146,015
Road & Rail .......................... 423,719 — — 423,719
Semiconductors & Semiconductor Equipment . 10,109,761 — — 10,109,761
Software ............................. 16,072,670 — — 16,072,670
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Focused Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ 123,100 $ — $ — $ 123,100
Total Investments in Securities ........... $68,724,490 $1,443,064
b
$— $70,167,554
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 845,311,774 — — 845,311,774
Auto Components ...................... 53,927,253 — — 53,927,253
Automobiles .......................... 144,003,314 — — 144,003,314
Beverages ........................... 582,568,023 — — 582,568,023
Biotechnology ......................... 343,883,422 — — 343,883,422
Building Products ...................... 187,856,478 — — 187,856,478
Capital Markets ........................ 629,317,840 — — 629,317,840
Chemicals ........................... 416,953,823 — — 416,953,823
Commercial Services & Supplies ........... 83,574,236 — — 83,574,236
Construction Materials .................. 93,195,306 — — 93,195,306
Electric Utilities ........................ 155,999,947 — — 155,999,947
Electrical Equipment .................... 90,906,848 — — 90,906,848
Electronic Equipment, Instruments &
Components ........................ 498,410,790 — — 498,410,790
Entertainment ......................... 79,097,308 — — 79,097,308
Equity Real Estate Investment Trusts (REITs) . 165,890,502 — — 165,890,502
Food & Staples Retailing ................. 26,408,328 — — 26,408,328
Food Products ........................ 38,438,263 — — 38,438,263
Health Care Equipment & Supplies ......... 694,929,313 — — 694,929,313
Health Care Providers & Services .......... 179,136,915 — — 179,136,915
Health Care Technology ................. 59,002,338 — — 59,002,338
Hotels, Restaurants & Leisure ............. 156,764,842 — — 156,764,842
Interactive Media & Services .............. 643,438,839 — — 643,438,839
Internet & Direct Marketing Retail .......... 513,992,674 — — 513,992,674
IT Services ........................... 781,477,215 85,742,505 14,191,882 881,411,602
Life Sciences Tools & Services ............ 972,680,194 — — 972,680,194
Machinery ............................ 602,265,205 — — 602,265,205
Media ............................... 92,382,982 — — 92,382,982
Personal Products ..................... 52,099,007 — — 52,099,007
Pharmaceuticals ....................... 735,339,125 — — 735,339,125
Professional Services ................... 196,939,664 — — 196,939,664
Road & Rail .......................... 539,884,747 — — 539,884,747
Semiconductors & Semiconductor Equipment . 992,514,553 — — 992,514,553
Software ............................. 2,498,462,787 — 34,491,277 2,532,954,064
Technology Hardware, Storage & Peripherals . 698,674,747 — — 698,674,747
Textiles, Apparel & Luxury Goods .......... 185,947,484 — — 185,947,484
Trading Companies & Distributors .......... 134,635,388 — — 134,635,388
Water Utilities ......................... 102,159,020 — — 102,159,020
Convertible Preferred Stocks ............... — — 48,258,773 48,258,773
Short Term Investments ................... 162,606,926 355,599 — 162,962,525
Total Investments in Securities ........... $15,431,077,420 $86,098,104
c
$96,941,932 $15,614,117,456
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 929,382,350 $ — $ — $ 929,382,350
Air Freight & Logistics ................... 228,175,000 — — 228,175,000
Banks ............................... 2,134,221,495 — — 2,134,221,495
Biotechnology ......................... 864,515,000 — — 864,515,000
Capital Markets ........................ 444,951,000 — — 444,951,000
Chemicals ........................... 390,427,901 218,750,787 — 609,178,688
Communications Equipment .............. 426,400,000 — — 426,400,000
Containers & Packaging ................. 96,209,000 — — 96,209,000
Diversified Telecommunication Services ..... 1,169,219,204 — — 1,169,219,204
Electric Utilities ........................ 2,101,624,000 — — 2,101,624,000
Energy Equipment & Services ............. 76,211,450 — — 76,211,450
Entertainment ......................... 26,840,000 — — 26,840,000
Health Care Equipment & Supplies ......... 359,000,000 — — 359,000,000
Health Care Providers & Services .......... 30,000,000 — — 30,000,000
Household Products .................... 323,527,500 — — 323,527,500
Independent Power and Renewable Electricity
Producers .......................... 91,400,000 — — 91,400,000
Industrial Conglomerates ................ 256,291,300 411,166,351 — 667,457,651
Insurance ............................ 125,580,000 — — 125,580,000
IT Services ........................... 423,570,000 — — 423,570,000
Media ............................... 132,278,040 — — 132,278,040
Metals & Mining ....................... 458,431,386 — — 458,431,386
Multi-Utilities .......................... 1,249,700,991 — — 1,249,700,991
Oil, Gas & Consumable Fuels ............. 2,608,040,026 — — 2,608,040,026
Personal Products ..................... — 227,861,554 — 227,861,554
Pharmaceuticals ....................... 2,263,512,500 298,567,734 — 2,562,080,234
Semiconductors & Semiconductor Equipment . 1,069,872,142 — — 1,069,872,142
Specialty Retail ........................ 411,405,000 — — 411,405,000
Tobacco ............................. 345,590,000 — — 345,590,000
Equity-Linked Securities ................... — 12,319,630,645 — 12,319,630,645
Convertible Preferred Stocks :
Capital Markets ........................ 78,934,500 — — 78,934,500
Electric Utilities ........................ 1,262,974,000 — — 1,262,974,000
Machinery ............................ 19,060,000 — — 19,060,000
Multi-Utilities .......................... 299,826,240 — — 299,826,240
Thrifts & Mortgage Finance ............... — 41,437,500 — 41,437,500
Preferred Stocks ........................ 33,780,000 — — 33,780,000
Convertible Bonds ....................... — 211,343,591 — 211,343,591
Corporate Bonds ........................ — 25,693,539,980 — 25,693,539,980
Senior Floating Rate Interests ............... — 106,921,683 — 106,921,683
U.S. Government and Agency Securities ....... — 7,914,135,733 — 7,914,135,733
Asset-Backed Securities .................. — 45,845,067 — 45,845,067
Mortgage-Backed Securities ................ — 29,958,620 — 29,958,620
Escrows and Litigation Trusts ............... — 60,944,624 — 60,944,624
Short Term Investments ................... 1,054,567,933 14,016,229 — 1,068,584,162
Total Investments in Securities ........... $21,785,517,958 $47,594,120,098
d
$— $69,379,638,056
Liabilities:
Other Financial Instruments:
Options written .......................... $ 48,702,500 $ — $ — $ 48,702,500
Total Other Financial Instruments ......... $48,702,500 $— $— $48,702,500
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... $ — $ 17,520,644 $ — $ 17,520,644
Mortgage-Backed Securities ................ — 3,135,691,672 — 3,135,691,672
Short Term Investments ................... 7,471,278 — — 7,471,278
Total Investments in Securities ........... $7,471,278 $3,153,212,316 $— $3,160,683,594
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 118,756,000 — — 118,756,000
Diversified Telecommunication Services ..... — 66,819,453 — 66,819,453
Electric Utilities ........................ 3,863,658,716 27,788,894 — 3,891,447,610
Gas Utilities .......................... 135,326,000 — — 135,326,000
Independent Power and Renewable Electricity
Producers .......................... 123,729,000 — — 123,729,000
Multi-Utilities .......................... 2,044,605,014 140,048,185 — 2,184,653,199
Oil, Gas & Consumable Fuels ............. 142,370,000 — — 142,370,000
Water Utilities ......................... 68,775,000 24,892,468 — 93,667,468
Short Term Investments ................... 56,876,065 — — 56,876,065
Total Investments in Securities ........... $6,554,095,795 $259,549,000
f
$— $6,813,644,795
a
Includes foreign securities valued at $722,045,934, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $1,443,064, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $85,742,505, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $1,156,346,426, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
f
Includes foreign securities valued at $192,729,547, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
NYRS
New York Registry Shares
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.